Collateral receivables and collateral payables	12 Months Ended
Dec. 31, 2025
Collateral receivables and collateral payables
Collateral receivables and collateral payables

9.Collateral receivables and collateral payables

The Group offers cryptocurrency Accumulator and Decumulator structured product arrangements with customers, which are structured derivatives that allow customers to systematically accumulate or reduce positions specific cryptocurrency at predetermined prices. These structured products involve bilateral collateral arrangements: client—posted collateral is recorded as collateral receivables, while obligations to return collateral are recognized as collateral payables. Both balances receivables and payables are measured at fair value. The Group maintains operational control over custodial assets but does not assume ownership.

The following table sets forth the fair values of collateral receivables and payables as of January 1, 2024 and December 31, 2024 and 2025:

Collateral receivables

	As of
	January 1,	As of December 31,
	2024	2024	2025

BTC	—	2,289	—
ETH	—	—	124
USDC	—	12,125	2,936
USDT	—	—	347
	—	14,414	3,407

9.Collateral receivables and collateral payables (Continued)

Collateral payables

	As of
	January 1,	As of December 31,
	2024	2024	2025

BTC	—	2,289	—
ETH	—	—	1,487
USDC	—	12,125	7,164
USDT	—	—	2,290
	—	14,414	10,941